Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies
19.	Commitments and contingencies

Commitments

The Company did not have significant capital, other commitments or long-term obligations as of December 31, 2025.

Contingencies

As of December 31, 2025, the restricted cash amount of RMB22,046,995, classified as other non-current assets, represented bank deposits frozen by PRC local authorities relating to a legal proceedings.

In accordance with ASC 450, management accrues for loss contingencies when a loss is probable and the amount can be reasonably estimated. As of December,31, 2025, the Company has accrued RMB6,270,715, in aggregate, for miscellaneous claims and legal cases, which are not material individually.

Management believes that the resolution of these ordinary-course legal matters will not have a material adverse effect on the Company’s financial position, results of operations, or cash flows. No separate disclosure is provided for individual immaterial claims